LOANS (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
Troubled debt restructurings
Reserves to customers whose loan terms have been modified in troubled debt restructurings	$ 369,000	$ 428,000
Term for interest only payments for modified loans	1 year
Number of Loans	0	0	2
Increase in allowance for loan losses	369,000	428,000
Outstanding recorded investment	6,138,000	6,901,000
Charge offs resulted from troubled debt restructuring	0	0	0
Trouble debt restructuring defaulted on payment	0	0
1-4 family residential
Troubled debt restructurings
Outstanding recorded investment	480,000	493,000
Agricultural
Troubled debt restructurings
Outstanding recorded investment	3,829,000	4,530,000
Non-farm & non-residential
Troubled debt restructurings
Outstanding recorded investment	$ 1,829,000	$ 1,878,000